Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” (“
CAP
”) to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Year	Summary Compensation Total for PEO($) (1)	Compensation Actually Paid to PEO($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs($) (3)	Average Compensation Actually Paid to Non-PEO NEOs($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income($) (6)	Adjusted Operating Profit($) (6)
					Total Shareholder Return($) (5)	Peer Group Total Shareholder Return($) (5)

2023	6,183,174	49,586,394	2,973,889	16,527,970	436.4	156.5	460.2M	1,053.5M

2022	8,033,521	(6,564,566)	6,546,724	4,820,353	124.1	123.7	76.6M	439.2M

2021	5,180,837	13,610,394	1,798,692	4,039,817	226.6	153.0	119.6M	471M

2020	19,627,189	23,693,454	4,876,038	6,048,310	169.4	121.0	(327.3)M	342.2M

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“
PEO
”) for each corresponding year in the “Total” column of the Summary Compensation Table, which for 2023 was Mr. Albertazzi and for each of 2022, 2021 and 2020, was Rob Johnson.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year	2020($)	2021($)	2022($)	2023($)

Total from Summary Compensation Table	19,627,189	5,180,837	8,033,521	6,183,174

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(14,007,999)	(3,999,997)	(5,834,824)	3,300,000

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	18,074,264	6,381,812	7,113,759	16,686,183

+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)		5,266,261	(102,068)	20,764,903

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year			(12,272,807)

+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		781,482	(3,502,147)	2,652,134

Compensation Actually Paid	23,693,454	13,610,394	(6,564,566)	49,586,394

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO
named executive officers (“
Non-PEO
 NEOs
”) as a group in the “Total” column of the Summary Compensation Table in each applicable year. For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs
are as follows: Giordano Albertazzi (2022), David Fallon (2023, 2022, 2021, 2020), Stephen Liang (2023, 2022, 2021, 2020), Anand Sanghi (2023), Anders Karlborg (2023), Phil Doherty (2022), Stephanie Gill (2021), Jason Forcier (2021, 2020) and John Hewitt (2020).

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Note 2 above.

Fiscal Year	2020($)	2021($)	2022($)	2023($)

Total from Summary Compensation Table	4,876,038	1,798,692	6,546,724	2,973,889

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(3,146,798)	(1,175,995)	(5,483,200)	1,610,995

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	4,319,070	1,956,699	6,599,736	5,119,386

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)		1,256,485	(2,250,235)	6,649,679

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		203,936	(592,672)	174,021

Compensation Actually Paid	6,048,310	4,039,817	4,820,353	16,527,970

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer group TSR shown in the table was based on the index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.
If we used the Compensation Peer Group (with the list of companies provided in the “
Compensation Discussion and Analysis
” above), the peer group weighted TSR for the measurement periods shown in the table would have been 160.7, 131.8, 153.9 and 115.3 at the end of 2023, 2022, 2021 and 2020, respectively.

(6)
Dollar amounts reported represent (i) the amount of net income reflected in the Company’s audited financial statements for the applicable year and (ii) the amount of adjusted operating profit (
“AOP
”), which is
a non-GAAP measure
we used under the VIP for 2023. For an explanation and reconciliation of AOP, please see Annex A.

Company Selected Measure Name	adjusted operating profit (“AOP”)
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO
named executive officers (“
Non-PEO
 NEOs
”) as a group in the “Total” column of the Summary Compensation Table in each applicable year. For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs
	are as follows: Giordano Albertazzi (2022), David Fallon (2023, 2022, 2021, 2020), Stephen Liang (2023, 2022, 2021, 2020), Anand Sanghi (2023), Anders Karlborg (2023), Phil Doherty (2022), Stephanie Gill (2021), Jason Forcier (2021, 2020) and John Hewitt (2020).
Peer Group Issuers, Footnote	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Peer group TSR shown in the table was based on the index we use for purposes of Item 201(e)(1)(ii) of Regulation
S-K.
If we used the Compensation Peer Group (with the list of companies provided in the “
Compensation Discussion and Analysis
	” above), the peer group weighted TSR for the measurement periods shown in the table would have been 160.7, 131.8, 153.9 and 115.3 at the end of 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 6,183,174	$ 8,033,521	$ 5,180,837	$ 19,627,189
PEO Actually Paid Compensation Amount	$ 49,586,394	(6,564,566)	13,610,394	23,693,454
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executives during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the total compensation for each year to determine the compensation actually paid. Adjusted fair values have been determined using, as applicable, updated stock price and assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.

Fiscal Year	2020($)	2021($)	2022($)	2023($)

Total from Summary Compensation Table	19,627,189	5,180,837	8,033,521	6,183,174

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(14,007,999)	(3,999,997)	(5,834,824)	3,300,000

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	18,074,264	6,381,812	7,113,759	16,686,183

+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)		5,266,261	(102,068)	20,764,903

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year			(12,272,807)

+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		781,482	(3,502,147)	2,652,134

Compensation Actually Paid	23,693,454	13,610,394	(6,564,566)	49,586,394

Non-PEO NEO Average Total Compensation Amount	$ 2,973,889	6,546,724	1,798,692	4,876,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,527,970	4,820,353	4,039,817	6,048,310
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments set forth below were made to the average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Note 2 above.

Fiscal Year	2020($)	2021($)	2022($)	2023($)

Total from Summary Compensation Table	4,876,038	1,798,692	6,546,724	2,973,889

- Amount reported in the Summary Compensation Table for Stock Awards and Option Awards	(3,146,798)	(1,175,995)	(5,483,200)	1,610,995

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (Including Dividend Equivalents)	4,319,070	1,956,699	6,599,736	5,119,386

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications)		1,256,485	(2,250,235)	6,649,679

- Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year		203,936	(592,672)	174,021

Compensation Actually Paid	6,048,310	4,039,817	4,820,353	16,527,970

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures.
Listed below are the financial
and non-financial performance
measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our named executive officers, for 2023, to Company performance.

Measure	How We Used the Measure

Adjusted Operating Profit (AOP)	Metric in VIP and Strategic Performance Awards

Adjusted Free Cash Flow	Metric in VIP

Stock Price	Used to determine exercise price of stock options and ultimate realized value of all equity awards

Total Shareholder Return Amount	$ 436.4	124.1	226.6	169.4
Peer Group Total Shareholder Return Amount	156.5	123.7	153	121
Net Income (Loss)	$ 460,200,000	$ 76,600,000	$ 119,600,000	$ (327,300,000)
Company Selected Measure Amount	1,053,500,000	439,200,000	471,000,000	342,200,000
PEO Name	Mr. Albertazzi	Rob Johnson	Rob Johnson	Rob Johnson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Profit (AOP)
Non-GAAP Measure Description	Dollar amounts reported represent (i) the amount of net income reflected in the Company’s audited financial statements for the applicable year and (ii) the amount of adjusted operating profit (
“AOP
”), which is
a non-GAAP measure
	we used under the VIP for 2023. For an explanation and reconciliation of AOP, please see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Amount reported in the Summary Compensation Table for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,300,000	$ (5,834,824)	$ (3,999,997)	$ (14,007,999)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,686,183	7,113,759	6,381,812	18,074,264
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,764,903	(102,068)	5,266,261
PEO | Fair Value at Prior Fiscal YearEnd of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,272,807)
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,652,134	(3,502,147)	781,482
Non-PEO NEO | Amount reported in the Summary Compensation Table for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,610,995	(5,483,200)	(1,175,995)	(3,146,798)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,119,386	6,599,736	1,956,699	$ 4,319,070
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (Including Modifications) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,649,679	(2,250,235)	1,256,485
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 174,021	$ (592,672)	$ 203,936